Restatement of Consolidated Financial Statements - Summary of Restatement of Financial Statements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Feb. 28, 2019
Balance Sheet
Total Assets	$ 91,137		$ 91,137			$ 63,192
Liabilities and stockholders' equity
Total current liabilities	15,684		15,684		$ 44	37,813
Total Liabilities	19,542		19,542		44	37,813
Stockholders' equity
Common stock - $0.0001 par value	1		1		1	1
Additional paid-in capital	96,569		96,569		1	42,043
Accumulated deficit	(24,975)		(24,975)		(45)	(16,665)
Total stockholders' equity (deficit)	71,595	$ (80)	71,595	$ (80)	(44)	25,379	$ 25,553	$ (48)
Total liabilities and stockholders' equity (deficit)	91,137		91,137			63,192
Statement of Operations and Comprehensive Loss
Loss from operations	(17,393)	(33)	(27,018)	(37)	(45)	(10,714)
Change in fair value of warrant liabilities	(15,359)		(18,708)			5,136
Financing costs—derivative warrant liabilities						(762)
Interest expense						(8)
Total other expense	15,359		18,708			(5,906)
Net loss	$ (2,034)	$ (33)	$ (8,310)	$ (37)	$ (45)	$ (16,620)
Net loss per common share, basic and diluted	$ (0.12)	$ (0.01)	$ (0.55)	$ (0.01)	$ (0.01)	$ (3.16)
Weighted average common shares outstanding, basic and diluted	16,350	5,009	15,050	4,988	4,464	5,252
Statement of Cash Flows
Net loss	$ (2,034)	$ (33)	$ (8,310)	$ (37)	$ (45)	$ (16,620)
Net cash used in operating activities			(11,612)			(2,279)
Net cash provided by investing activities			(5,228)
Net cash provided by financing activities			$ 40,671			64,071
Previously Reported
Balance Sheet
Total Assets						63,192
Liabilities and stockholders' equity
Total current liabilities						5,505
Total Liabilities						5,505
Stockholders' equity
Common stock - $0.0001 par value						1
Additional paid-in capital						68,453
Accumulated deficit						(10,767)
Total stockholders' equity (deficit)						57,687
Total liabilities and stockholders' equity (deficit)						63,192
Statement of Operations and Comprehensive Loss
Loss from operations						(10,714)
Interest expense						(8)
Total other expense						(8)
Net loss						$ (10,722)
Net loss per common share, basic and diluted						$ (2.04)
Weighted average common shares outstanding, basic and diluted						5,252
Statement of Cash Flows
Net loss						$ (10,722)
Adjustment to reconcile net loss to net cash used in operating activities						8,443
Net cash used in operating activities						(2,279)
Net cash provided by investing activities						0
Net cash provided by financing activities						64,071
Net change in cash						61,792
Revision of Prior Period, Reclassification, Adjustment
Liabilities and stockholders' equity
Common stock warrant liabilities						32,308
Total Liabilities						32,308
Stockholders' equity
Additional paid-in capital						(26,410)
Accumulated deficit						(5,898)
Total stockholders' equity (deficit)						(32,308)
Statement of Operations and Comprehensive Loss
Change in fair value of warrant liabilities						(5,136)
Financing costs—derivative warrant liabilities						(762)
Total other expense						(5,898)
Net loss						(5,898)
Statement of Cash Flows
Net loss						(5,898)
Adjustment to reconcile net loss to net cash used in operating activities						5,898
Net cash provided by investing activities						0
As Restated
Balance Sheet
Total Assets						63,192
Liabilities and stockholders' equity
Total current liabilities						5,505
Common stock warrant liabilities						32,308
Total Liabilities						37,813
Stockholders' equity
Common stock - $0.0001 par value						1
Additional paid-in capital						42,043
Accumulated deficit						(16,665)
Total stockholders' equity (deficit)						25,379
Total liabilities and stockholders' equity (deficit)						63,192
Statement of Operations and Comprehensive Loss
Loss from operations						(10,714)
Change in fair value of warrant liabilities						(5,136)
Financing costs—derivative warrant liabilities						(762)
Interest expense						(8)
Total other expense						(5,906)
Net loss						$ (16,620)
Net loss per common share, basic and diluted						$ (3.16)
Weighted average common shares outstanding, basic and diluted						5,252
Statement of Cash Flows
Net loss						$ (16,620)
Adjustment to reconcile net loss to net cash used in operating activities						14,341
Net cash used in operating activities						(2,279)
Net cash provided by investing activities						0
Net cash provided by financing activities						64,071
Net change in cash						$ 61,792